Organization and Principal Activities (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands					1 Months Ended		6 Months Ended
	Apr. 08, 2021 USD ($) $ / shares	Apr. 08, 2021 CNY (¥) shares	Apr. 08, 2021 USD ($) $ / shares shares	Mar. 11, 2019 shares	Feb. 28, 2018 CNY (¥)	Feb. 28, 2018 USD ($)	Sep. 30, 2023 USD ($) shares	Sep. 30, 2023 CNY (¥) ¥ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2023 CNY (¥) ¥ / shares shares	Jan. 17, 2022	Dec. 17, 2021	Mar. 31, 2021 shares	Apr. 29, 2020 shares	Sep. 04, 2019	Jun. 03, 2019 USD ($) $ / shares shares	May 23, 2019 shares	May 20, 2019 shares	Mar. 05, 2018 shares	Mar. 31, 2017	Sep. 05, 2016
Organization and Principal Activities [Line Items]
Total consideration (in Dollars) | $						$ 9,600,000
Other comprehensive income (in Yuan Renminbi) | ¥					¥ 1,000
Additional paid in capital (in Yuan Renminbi) | ¥					¥ 16,200
Shares issued (in Shares)																			100,000
Share transfer (in Shares)				1
Share forfeitures (in Shares)							15,000
Share par value (in Dollars per share) | $ / shares									$ 1
Ordinary shares (in Dollars)								¥ 9	$ 1,000	¥ 9
Ordinary shares, shares issued (in Shares)								13,567,793	13,567,793	13,567,793			4,517,793
Ordinary shares, par value (in Dollars per share) | (per share)								¥ 0.0001	$ 0.0001	¥ 0.0001
Repurchase of shares (in Shares)														7,620,000
Ordinary shares (in Shares)														239,721
Percentage Of Common Stock Issued								96.95%	96.95%
Percentage Of Common Stock Outstanding								3.05%	3.05%
Percentage of common stock after repurchase. (in Dollars) | $							$ 63.5
Service fee							100.00%
Equity interests percentage															100.00%
Gross proceeds (in Dollars) | $	$ 15,000,000
Equity interest rate											85.00%	51.00%
Mr Wukai Song [Member]
Organization and Principal Activities [Line Items]
ordinary shares (in Shares)																	135,000
Minimum [Member]
Organization and Principal Activities [Line Items]
Authorized shares (in Shares)								150,000	150,000
Maximum [Member]
Organization and Principal Activities [Line Items]
Authorized shares (in Shares)								135,000	135,000
IPO [Member]
Organization and Principal Activities [Line Items]
Repurchase of ordinary shares (in Shares)							4,517,793
Ordinary share (in Shares)		3,750,000	3,750,000
Price per share (in Dollars per share) | $ / shares	$ 4		$ 4
Gross proceeds (in Dollars) | $			$ 15,000,000
Net proceeds		¥ 88,200	$ 13,900,000
Nominal Share [Member]
Organization and Principal Activities [Line Items]
Repurchase of ordinary shares (in Shares)							4,517,793
Mr. Bao [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage					28.00%			96.95%	96.95%									100.00%		52.00%
Shares issued (in Shares)																		12,000,000
Mr Zhou [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage					20.00%															28.00%
Mr Tang [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage																				20.00%
Mr Wukai Song [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage								100.00%	100.00%										90.00%		70.00%
Mr. Yunchuan Li [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage																			10.00%		30.00%
Grandsky Phoenix Limited [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage																96.95%
Mr. He. HMercury Capital Limited [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage																3.05%
Mr. He [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage								3.05%	3.05%
UTime Limited [Member]
Organization and Principal Activities [Line Items]
Non-controlling interests amounted (in Yuan Renminbi) | ¥					¥ 17,200
Mr. He. HMercury Capital Limited [Member]
Organization and Principal Activities [Line Items]
Ordinary shares (in Dollars) | $																$ 377,514
Ordinary shares, shares issued (in Shares)																377,514
Ordinary shares, par value (in Dollars per share) | $ / shares																$ 0.0001